Holding Company Only Financial Statements (Condensed Unconsolidated Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement
Interest	$ 41	$ 37	$ 32	$ 27	$ 24	$ 26	$ 22	$ 22	$ 19	$ 18	$ 17	$ 14	$ 137	$ 94	$ 68
Income (loss) before overhead allocations and income taxes	51	60	60	40	42	87	69	60	45	71	74	50	211	258	240
Provision (benefit) for income taxes	96	20	19	13	14	30	22	21	12	24	28	18	148	87	82
Net income	$ (45)	$ 40	$ 41	$ 27	$ 28	$ 57	$ 47	$ 39	$ 33	$ 47	$ 46	$ 32	63	171	158
Other comprehensive (loss) income													(9)	(9)	(6)
Comprehensive income													54	162	152
Parent Company
Income Statement
Interest													25	16	7
General and administrative													9	9	13
Total													34	25	20
Loss before undistributed income of subsidiaries													(34)	(25)	(20)
Equity in undistributed income of subsidiaries													110	188	172
Income (loss) before overhead allocations and income taxes													76	163	152
Provision (benefit) for income taxes													13	(8)	(6)
Net income													63	171	158
Other comprehensive (loss) income													(9)	(9)	(6)
Comprehensive income													$ 54	$ 162	$ 152